CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $) In Thousands	Total	Ordinary Shares [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive income (loss) [Member]	Treasury Shares [Member]	Retained earnings [Member]	Non-controlling interests [Member]
Balance at Dec. 31, 2010	$ 278,536	$ 84	$ 180,410	$ 867	$ (9,587)	$ 105,325	$ 1,437
Issuance of shares upon exercise of stock-based awards	4,054	1	4,053
Equity-based compensation expenses	3,400		3,283				117
Changes in equity interest in subsidiaries (see also Note 1b3 and 1b5)	(225)		(723)				498
Other comprehensive income (loss)	677			677
Net income (loss)	(51,750)					(50,795)	(955)
Balance at Dec. 31, 2011	234,692	85	187,023	1,544	(9,587)	54,530	1,097
Issuance of shares upon exercise of stock-based awards	1,950	1	1,949
Equity-based compensation expenses	4,734		4,486				248
Changes in equity interest in subsidiaries (see also Note 1b3 and 1b5)	(15,988)		(15,988)
Other comprehensive income (loss)	(918)			(918)
Net income (loss)	(2,341)					(1,343)	(998)
Balance at Dec. 31, 2012	222,129	86	177,470	626	(9,587)	53,187	347
Issuance of shares upon exercise of stock-based awards	7,232	3	7,229
Equity-based compensation expenses	4,489		4,010				479
Changes in equity interest in subsidiaries (see also Note 1b3 and 1b5)	(667)		(785)				118
Other comprehensive income (loss)	(2,097)			(2,097)
Sale of subsidiary	(844)						(844)
Net income (loss)	1,547					1,647	(100)
Balance at Dec. 31, 2013	$ 231,789	$ 89	$ 187,924	$ (1,471)	$ (9,587)	$ 54,834